Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Schedule of cash and cash equivalents

	2024	2023
	$’000	$'000

Cash and bank deposits(a)	577,956	293,823
Cash and cash equivalents	577,956	293,823
(a)	Includes $175.0 million (2023: $105.4 million) of fixed term bank deposits.

Schedule of credit ratings of banking partners

	2024	2023
	$’000	$'000
Cash and cash equivalents
AAA (F1+)	16,718	16,030
AA	—	2
A+	31	15,686
A (F1)	282,279	67,505
A-	—	216
BBB+	184	15,889
BBB-	55,856	88
B+	—	7,611
B	200,318	169,517
C/not rated	22,570	1,279
	577,956	293,823